Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	May 31, 2011 Bridge Loan First Bridge Loan	Jul. 31, 2011 Bridge Loan Second Bridge Loan
Unrelated parties loan	$ 250,000	$ 250,000	$ 250,000	$ 340,000
Debt instrument, interest rate	12.00%		12.00%	10.00%
Asset used as collateral	850,000
Assignment of receivable	$ 981,203